Events occurring after the balance sheet date (Details) - Redemption of bonds - FME US Finance II, Inc. 2014 € in Thousands, $ in Thousands	Oct. 15, 2024 USD ($)	Oct. 29, 2014 EUR (€)
Events after balance sheet date
Redemption of bonds | $	$ 400,000
Notional amount | €		€ 314,046